Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income	$ 625,024	$ 1,296,228	$ 1,086,400	$ 4,968,070
Adjustments to reconcile net income to cash used in operating activities:
Depreciation	62,516	62,222	83,212	32,059
Amortization of operating lease right-of-use assets	40,575	39,248	39,367	31,350
Deferred tax	(33,117)	(319,660)	(293,366)	552,005
Changes in operating assets and liabilities:
Other receivables and prepayments	11,128	(179,961)	(5,186)	(27,577)
Accounts receivable	(244,432)	95,800	137,165	(28,585)
Amount due from a related company				235,930
Amount due to a shareholder			(53,000)	53,000
Accounts payable	(111,527)	431,690	115,561	(57,954)
Other payables and accrued liabilities	(159,123)	(284,226)	(220,493)	395,583
Tax payables	106,699	(445,713)	(563,979)	415,984
Contract liabilities	(208,106)	4,158	215,636	(87,490)
Receipt in advance	(4,969)	(34,318)	(45,909)	29,104
Operating lease liabilities	(40,574)	(43,614)	(43,745)	(27,259)
Net cash generated from operating activities	44,094	621,854	451,663	6,484,220
Cash flows from investing activities
Purchase of property, plant and equipment	(9,746)			(369,021)
Acquisition of debt products		(2,781,482)	(2,789,855)	(2,897,689)
Redemption of debt products		5,872,017	5,889,695
Loan receivables to unrelated third parties	(1,060,394)	(499,554)
Loan to a related company		(123,621)	(123,994)	(147,912)
Repayment from a related company		312,401	313,343
Repayment from a unrelated third party		499,554
Net cash (used in) generated from investing activities	(1,070,140)	3,279,315	3,289,189	(3,414,622)
Cash flows from financing activities
Proceed from borrowings				128,927
Repayment of borrowings			(128,656)
Repayment of borrowings from a director	(3,490)	(128,751)
Advance from a director		67,882	121,090	41,271
Net cash used in financing activities	(3,490)	(60,869)	(7,566)	170,198
Effect of exchange rates on cash	(289,162)	37,171	69,373	206,796
Net (decrease) increase in cash and cash equivalents	(1,318,698)	3,877,471	3,802,659	3,446,592
Cash and cash equivalents at beginning of period	7,649,129	3,846,470	3,846,470	399,878
Cash and cash equivalents at end of period	6,330,431	7,723,941	7,649,129	3,846,470
Cash paid during the year for:
Income taxes	369,878	1,115,659	1,326,242	1,536,857
Withholding tax paid	$ 151,485	$ 517,145	518,702
Non-cash financing activities Operating lease assets obtained in exchange for operating lease obligations			$ 171,419	$ 55,622